Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Summary of Revenues by Geographical Area

Revenues by geographical area have been allocated to geographic regions based on the country of residence of the Company’s external customers or licensees and are detailed as follows:

	Years ended December 31,
	2021	2020	2019
	$	$	$
Switzerland	5,075	905	—
Ireland	—	73	74
Denmark	185	2,655	413
Other	—	19	45
	5,260	3,652	532

Summary of Non-current Assets by Geographical Area
	December 31,
	2021	2020
	$	$
Germany	9,212	9,341
United States	70	50
	9,282	9,391

Summary of Major Customers	Major customers representing 10% or more of the Company’s revenues in each of the last three years are as follows:
	Years ended December 31,
	2021	2020	2019
	$	$	$
Company 1	5,260	3,634	532